Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Commitments and Contingencies

Note 7 – Commitments and Contingencies

Operating Leases

We have entered into various operating lease agreements, including our corporate headquarters. We account for leases in accordance with ASC Topic 842: Leases, which requires a lessee to utilize the right-of-use model and to record a right-of-use asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. Leases are classified as either financing or operating, with classification affecting the pattern of expense recognition in the statement of operations. In addition, a lessor is required to classify leases as either sales-type, financing or operating. A lease will be treated as a sale if it transfers all of the risks and rewards, as well as control of the underlying asset, to the lessee. If risks and rewards are conveyed without the transfer of control, the lease is treated as financing. If the lessor does not convey risk and rewards or control, the lease is treated as operating. We determine if an arrangement is a lease, or contains a lease, at inception and record the lease in our financial statements upon lease commencement, which is the date when the underlying asset is made available for use by the lessor.

Right-of-use assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments over the lease term. Lease right-of-use assets and liabilities at commencement are initially measured at the present value of lease payments over the lease term. We generally use our incremental borrowing rate based on the information available at commencement to determine the present value of lease payments except when an implicit interest rate is readily determinable. We determine our incremental borrowing rate based on market sources including relevant industry data.

We have lease agreements with lease and non-lease components and have elected to utilize the practical expedient to account for lease and non-lease components together as a single combined lease component, from both a lessee and lessor perspective with the exception of direct sales-type leases and production equipment classes embedded in supply agreements. From a lessor perspective, the timing and pattern of transfer are the same for the non-lease components and associated lease component and, the lease component, if accounted for separately, would be classified as an operating lease.

We have elected not to present short-term leases on the balance sheet as these leases have a lease term of 12 months or less at lease inception and do not contain purchase options or renewal terms that we are reasonably certain to exercise. All other lease assets and lease liabilities are recognized based on the present value of lease payments over the lease term at commencement date. Because most of our leases do not provide an implicit rate of return, we used our incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments.

EZFILL HOLDINGS, INC. AND SUBSIDIARY

NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

SEPTEMBER 30, 2024

Our leases, where we are the lessee, do not include an option to extend the lease term. For purposes of calculating lease liabilities, lease term would include options to extend or terminate the lease when it is reasonably certain that we will exercise such options.

Lease expense for operating leases is recognized on a straight-line basis over the lease term as an operating expense, included as a component of general and administrative expenses, in the accompanying consolidated statements of operations.

Certain operating leases provide for annual increases to lease payments based on an index or rate, our lease has no stated increase, payments were fixed at lease inception. We calculate the present value of future lease payments based on the index or rate at the lease commencement date. Differences between the calculated lease payment and actual payment are expensed as incurred.

At September 30, 2024 and December 31, 2023, respectively, the Company had no financing leases as defined in ASC 842, “Leases.”

On December 3, 2021, the Company signed a lease for 5,778 square feet of office space, for occupancy effective January 1, 2022. The lease term is 39 months, and the total monthly payment is $21,773, including base rent, estimated operating expenses and sales tax.

The initial base rent of $14,743 including sales tax was abated for months 1, 13 and 25 of the lease and is subject to a 3% annual increase. An initial Right of Use (“ROU”) asset of $735,197 was recognized as a non-cash asset addition.

The tables below present information regarding the Company’s operating lease assets and liabilities at September 30, 2024 and December 31, 2023, respectively:

	September 30, 2024	December 31, 2023
Assets

Operating lease - right-of-use asset - non-current	$121,438	$297,394

Liabilities

Operating lease liability	$135,984	$316,008

Weighted-average remaining lease term (years)	0.50	1.25

Weighted-average discount rate	5%	5%

The components of lease expense were as follows:

	September 30, 2024	September 30, 2023

Operating lease costs

Amortization of right-of-use operating lease asset	$175,956	$167,181
Lease liability expense in connection with obligation repayment	8,377	17,152
Total operating lease costs	$184,333	$184,333

Supplemental cash flow information related to operating leases was as follows:

Operating cash outflows from operating lease (obligation payment)	$188,400	$184,756
Right-of-use asset obtained in exchange for new operating lease liability	$-	$-

EZFILL HOLDINGS, INC. AND SUBSIDIARY

NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

SEPTEMBER 30, 2024

Future minimum lease payments under non-cancellable leases for the years ended December 31, were as follows:

2024 (3 Months)	$68,014
2025	69,421
Total undiscounted cash flows	137,435
Less: amount representing interest	(1,451)
Present value of operating lease liability	135,984
Less: current portion of operating lease liability	135,984
Long-term operating lease liability	$-

Operating Leases – Related Party

On August 1, 2023, the Company signed a lease for 1,200 square feet of office space owned by the Company’s Chief Technology Officer. The lease term is 48 months, and the total monthly payment is $6,955, including base rent, estimated operating expenses and sales tax.

The lease is subject to a 3% annual increase. An initial Right of Use (“ROU”) asset of $316,557 was recognized as a non-cash asset addition.

The tables below present information regarding the Company’s operating lease assets and liabilities at September 30, 2024 and December 31, 2023, respectively:

	September 30, 2024	December 31, 2023
Assets

Operating lease - right-of-use asset - non-current	$230,606	$286,397

Liabilities

Operating lease liability	$234,659	$287,994

Weighted-average remaining lease term (years)	2.83	3.58

Weighted-average discount rate	5%	5%

The components of lease expense were as follows:

	September 30, 2024	September 30, 2023

Operating lease costs

Amortization of right-of-use operating lease asset	$55,791	$-
Lease liability expense in connection with obligation repayment	9,677	-
Total operating lease costs	$65,468	$-

Supplemental cash flow information related to operating leases was as follows:

Operating cash outflows from operating lease (obligation payment)	$63,012	$-
Right-of-use asset obtained in exchange for new operating lease liability	$-	$-

EZFILL HOLDINGS, INC. AND SUBSIDIARY

NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

SEPTEMBER 30, 2024

Future minimum lease payments under non-cancellable leases for the years ended December 31, were as follows:

2024 (3 Months)	$21,491
2025	87,038
2026	89,650
2027	53,199
Total undiscounted cash flows	251,378
Less: amount representing interest	(16,719)
Present value of operating lease liability	234,659
Less: current portion of operating lease liability	76,742
Long-term operating lease liability	$157,917

See Note 10 for termination of lease and execution of new lease.

Employment Agreements

Year Ended December 31, 2023

During 2023, the Company executed employment agreements with certain of its officers and directors. These agreements contain various compensation arrangements pertaining to the issuance of stock and cash. The stock portion of the compensation contains vesting provisions and are expensed as earned.

For more information on these agreements see related Form 8-Ks filed on:

●	February 10, 2023 (Non-Independent Director),
●	April 19, 2023 (Chief Technology Officer) (“CTO”); and
●	April 24, 2023 (Interim Chief Executive Officer) (“ICEO”)

Non-Independent Director

In February 2023, the Company’s non-independent director received 4,167 shares of common stock, having a fair value of $40,000, based upon the quoted closing price ($9.60/share). This expense was recorded as a component of general and administrative expenses for the year ended December 31, 2023.

Chief Technology Officer

In April 2023, the Company’s CTO was entitled to receive up to 130,000 shares of common stock, subject to vesting provisions for services rendered. These shares had a fair value of $832,000 on the grant date based upon the quoted closing trading price ($6.40/share).

For the year ended December 31, 2023, the CTO vested in 104,000 shares of common stock, having a fair value of $665,600. Additionally, the remaining 26,000 shares vest 13,000 each in April 2025 and 2026, respectively. A corresponding expense totaling $52,000 was recorded for those shares (26,000) which were part of this employment agreement that had not yet vested. Total expense recorded during the year ended December 31, 2023 for the CTO was $717,600.

This expense was recorded as a component of general and administrative expenses for the year ended December 31, 2023.

The Company has filed several Form 8-Ks during July and August 2023 related to the hiring and termination of various officers, directors and board members.

EZFILL HOLDINGS, INC. AND SUBSIDIARY

NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

SEPTEMBER 30, 2024

Board Directors (New Board Members)

In 2023, the Company granted various board directors an aggregate of 88,336 shares of common stock having a fair value of $455,000 on the grant date based upon the quoted closing trading price ($4.95 - $5.53/share). All shares vested in June 2024 coinciding with the Company’s annual meeting.

The Company recognized an expense of $238,334 related to the vesting of these shares over the term in which services were provided.

Board Directors (Former Board Members)

The Company recognized an expense of $207,083 related to the vesting of shares over the term in which services were being provided in 2023 (through June 2023 prior to termination, these awards had been fully vested).

Nine Months Ended September 30, 2024

In connection with the employment agreements noted above, the Company recorded stock based compensation of $268,667.

Contingencies – Legal Matters

The Company is subject to litigation claims arising in the ordinary course of business. The Company records litigation accruals for legal matters which are both probable and estimable and for related legal costs as incurred. The Company does not reduce these liabilities for potential insurance or third-party recoveries.

As of September 30, 2024 and December 31, 2023, respectively, the Company is not aware of any litigation, pending litigation, or other transactions that require accrual or disclosure.

Note 7 – Commitments and Contingencies

Operating Leases

We have entered into various operating lease agreements, including our corporate headquarters. We account for leases in accordance with ASC Topic 842: Leases, which requires a lessee to utilize the right-of-use model and to record a right-of-use asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. Leases are classified as either financing or operating, with classification affecting the pattern of expense recognition in the statement of operations. In addition, a lessor is required to classify leases as either sales-type, financing or operating. A lease will be treated as a sale if it transfers all of the risks and rewards, as well as control of the underlying asset, to the lessee. If risks and rewards are conveyed without the transfer of control, the lease is treated as financing. If the lessor does not convey risk and rewards or control, the lease is treated as operating. We determine if an arrangement is a lease, or contains a lease, at inception and record the lease in our financial statements upon lease commencement, which is the date when the underlying asset is made available for use by the lessor.

Right-of-use assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments over the lease term. Lease right-of-use assets and liabilities at commencement are initially measured at the present value of lease payments over the lease term. We generally use our incremental borrowing rate based on the information available at commencement to determine the present value of lease payments except when an implicit interest rate is readily determinable. We determine our incremental borrowing rate based on market sources including relevant industry data.

EZFILL HOLDING, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023 AND 2022

We have lease agreements with lease and non-lease components and have elected to utilize the practical expedient to account for lease and non-lease components together as a single combined lease component, from both a lessee and lessor perspective with the exception of direct sales-type leases and production equipment classes embedded in supply agreements. From a lessor perspective, the timing and pattern of transfer are the same for the non-lease components and associated lease component and, the lease component, if accounted for separately, would be classified as an operating lease.

We have elected not to present short-term leases on the balance sheet as these leases have a lease term of 12 months or less at lease inception and do not contain purchase options or renewal terms that we are reasonably certain to exercise. All other lease assets and lease liabilities are recognized based on the present value of lease payments over the lease term at commencement date. Because most of our leases do not provide an implicit rate of return, we used our incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments.

Our leases, where we are the lessee, do not include an option to extend the lease term. For purposes of calculating lease liabilities, lease term would include options to extend or terminate the lease when it is reasonably certain that we will exercise such options.

Lease expense for operating leases is recognized on a straight-line basis over the lease term as an operating expense, included as a component of general and administrative expenses, in the accompanying consolidated statements of operations.

Certain operating leases provide for annual increases to lease payments based on an index or rate, our lease has no stated increase, payments were fixed at lease inception. We calculate the present value of future lease payments based on the index or rate at the lease commencement date. Differences between the calculated lease payment and actual payment are expensed as incurred.

At December 31, 2023 and 2022, respectively, the Company had no financing leases as defined in ASC 842, “Leases.”

On December 3, 2021, the Company signed a lease for 5,778 square feet of office space, for occupancy effective January 1, 2022. The lease term is 39 months, and the total monthly payment is $21,773, including base rent, estimated operating expenses and sales tax.

The initial base rent of $14,743 including sales tax was abated for months 1, 13 and 25 of the lease and is subject to a 3% annual increase. An initial Right of Use (“ROU”) asset of $735,197 was recognized as a non-cash asset addition.

EZFILL HOLDING, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023 AND 2022

The tables below present information regarding the Company’s operating lease assets and liabilities at December 31, 2023 and 2022, respectively:

	December 31, 2023	December 31, 2022
Assets

Operating lease - right-of-use asset - non-current	$297,394	$521,782

Liabilities

Operating lease liability	$316,008	$546,022

Weighted-average remaining lease term (years)	1.25	2.25

Weighted-average discount rate	5%	5%

The components of lease expense were as follows:

	December 31, 2023	December 31, 2022

Operating lease costs

Amortization of right-of-use operating lease asset	$224,388	$213,415
Lease liability expense in connection with obligation repayment	21,389	$32,362
Total operating lease costs	$245,777	$245,777

Supplemental cash flow information related to operating leases was as follows:

Operating cash outflows from operating lease (obligation payment)	$251,403	$246,538
Right-of-use asset obtained in exchange for new operating lease liability	$-	$735,197

EZFILL HOLDING, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023 AND 2022

Future minimum lease payments under non-cancellable leases for the years ended December 31 were as follows:

2024	$256,414
2025	69,421
Total undiscounted cash flows	325,835
Less: amount representing interest	(9,827)
Present value of operating lease liability	316,008
Less: current portion of operating lease liability	246,880
Long-term operating lease liability	$69,128

Operating Lease – Related Party

On August 1, 2023, the Company signed a lease for 1,200 square feet of office space owned by the Company’s Chief Technology Officer. The lease term is 48 months, and the total monthly payment is $6,955, including base rent, estimated operating expenses and sales tax.

The lease is subject to a 3% annual increase. An initial Right of Use (“ROU”) asset of $316,557 was recognized as a non-cash asset addition.

The tables below present information regarding the Company’s operating lease assets and liabilities – related party at December 31, 2023 and 2022, respectively:

	December 31, 2023	December 31, 2022
Assets

Operating lease - right-of-use asset - non-current	$286,397	$-

Liabilities

Operating lease liability	$287,994	$-

Weighted-average remaining lease term (years)	3.58	-

Weighted-average discount rate	5%	-

The components of lease expense were as follows:

	December 31, 2023	December 31, 2022

Operating lease costs

Amortization of right-of-use operating lease asset	$30,160	$-
Lease liability expense in connection with obligation repayment	6,212	$-
Total operating lease costs	$36,372	$-

Supplemental cash flow information related to operating leases was as follows:

Operating cash outflows from operating lease (obligation payment)	$34,775	$-
Right-of-use asset obtained in exchange for new operating lease liability	$316,557	$-

Future minimum lease payments under non-cancellable leases for the years ended December 31 were as follows:

2024	$84,503
2025	87,038
2026	89,650
2027	53,199
Total undiscounted cash flows	314,390
Less: amount representing interest	(26,396)
Present value of operating lease liability	287,994
Less: current portion of operating lease liability	72,034
Long-term operating lease liability	$215,960

Employment Agreements

During 2023, the Company executed employment agreements with certain of its officers and directors. These agreements contain various compensation arrangements pertaining to the issuance of stock and cash. The stock portion of the compensation contains vesting provisions and are recorded as earned.

For more information on these agreements see related Form 8K’s filed on:

●	February 10, 2023 (Non-Independent Director),
●	April 19, 2023 (Chief Technology Officer) (“CTO”); and
●	April 24, 2023 (Interim Chief Executive Officer) (“ICEO”)

Non-Independent Director

In February 2023, the Company’s non-independent director received 4,167 shares of common stock, having a fair value of $40,000, based upon the quoted closing price ($9.60/share). This expense was recorded as a component of general and administrative expenses for the year ended December 31, 2023.

Chief Technology Officer

In April 2023, the Company’s CTO was entitled to receive up to 130,000 shares of common stock, subject to vesting provisions for services rendered. These shares had a fair value of $832,000 on the grant date based upon the quoted closing trading price ($6.40/share).

For the year ended December 31, 2023, the CTO vested in 104,000 shares of common stock, having a fair value of $665,600. Additionally, the remaining 26,000 shares vest 13,000 in April 2024 and 2025, respectively. A corresponding expense totaling $52,000 was recorded for those shares (26,000) which were part of this employment agreement that had not yet vested. Total expense recorded during the year ended December 31, 2023 for the CTO was $717,600.

EZFILL HOLDING, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023 AND 2022

This expense was recorded as a component of general and administrative expenses for the year ended December 31, 2023.

The Company has filed several Form 8K’s during July and August 2023 related to the hiring and termination of various officers, directors and board members.

Board Directors (New Board Members)

In 2023, the Company granted various board directors an aggregate of 88,336 shares of common stock having a fair value of $455,000 on the grant date based upon the quoted closing trading price ($4.95 - $5.53/share). All shares will vest in June 2024 at the Company’s annual meeting.

The Company recognized an expense of $238,334 related to the vesting of these shares over the term in which services are being provided.

Board Directors (Former Board Members)

The Company recognized an expense of $207,083 related to the vesting of shares over the term in which services were being provided in 2023 (through June 2023 prior to termination, these awards had been fully vested).

Contingencies – Legal Matters

The Company is subject to litigation claims arising in the ordinary course of business. The Company records litigation accruals for legal matters which are both probable and estimable and for related legal costs as incurred. The Company does not reduce these liabilities for potential insurance or third-party recoveries.

As of December 31, 2023 and 2022, the Company is not aware of any litigation, pending litigation, or other transactions that would require accrual or disclosure.

EZFILL HOLDING, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023 AND 2022

Next NRG Holding Corp [Member]
Restructuring Cost and Reserve [Line Items]
Commitments and Contingencies

Note 4 – Commitments and Contingencies

Litigation, Claims and Assessments

In the normal course of business, the Company may be involved in legal proceedings, claims and assessments arising in the ordinary course of business. Such matters are subject to many uncertainties, and outcomes are not predictable with assurance. In the opinion of management, the ultimate disposition of these matters will not have a material adverse effect on the Company’s financial position or results of operations. At December 31, 2023 and 2022, respectively, there were no such matters.